NOTES PAYABLE (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Short-term Debt [Line Items]
Debt forgiveness	$ 66,117
Notes Payable [Member]
Short-term Debt [Line Items]
Interest expense	17,358	$ 552
Accrued Interest	14,150
Paycheck Protection Program [Member]
Short-term Debt [Line Items]
Debt forgiveness	$ 66,117